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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


          /S/ Dominic Williams             London, England   February 12, 2009
----------------------------------------
            Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           26
Form 13F Information Table Value Total:      $35,442
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
01    28-12644               J. Rothschild Capital Management Limited


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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                                                                          VOTING AUTHORITY
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
    NAME OF ISSUER            TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -----
ATP OIL & GAS CORP                 COM       00208J108     629    108,000  SH         SOLE               108,000
BLACKSTONE GROUP LP            COM UNIT LTD  09253U108   1,300    200,000  SH         SOLE               200,000
CARRIZO OIL & CO INC               COM       144577103     934     58,000  SH         SOLE                58,000
CISCO SYSTEMS                      COM       17275R102     244     15,000  SH         SOLE                15,000
COMPTON PETE CORP                  COM       204940100   3,682  4,002,000  SH         SOLE             4,002,000
CONOCOPHILLIPS                     COM       20825C104  17,612    340,000  SH         SOLE               340,000
DR PEPPER SNAPPLE GROUP INC        COM       26138E109     324     20,000  SH         SOLE                20,000
GMX RES INC                        COM       38011M108   1,846     73,000  SH         SOLE                73,000
GOLDCORP INC NEW                   COM       380956409     690     18,000  SH         SOLE                18,000
MORGAN STANLEY CHINA A SH FD       COM       617468103   3,799    187,500  SH         SOLE               187,500
NILE THERAPEUTICS INC              COM       654145101   1,393  1,741,690  SH         SOLE             1,741,690
TESCO CORP                         COM       88157K101   1,065    150,000  SH         SOLE               150,000
AMERICAN WTR WKS CO INC NEW        COM       030420103     155      7,500  SH        DEFINED     01        7,500
COMCAST CORP NEW                   COM       20030N101     152      9,000  SH        DEFINED     01        9,000
DEVON ENERGY CORP NEW              COM       25179M103     131      2,000  SH        DEFINED     01        2,000
EBAY INC                           COM       278642103     140     10,000  SH        DEFINED     01       10,000
ISHARES TR                   BARCLYS TIPS BD 464287176     149      1,500 PRN        DEFINED     01                     1,500
ISHARES TR                    IBOXX INV CPBD 464287242     183      1,800 PRN        DEFINED     01                     1,800
ISHARES TR                    RUSSELL1000GRW 464287614     141      3,800 PRN        DEFINED     01                     3,800
ISHARES TR                    FTSE XNHUA IDX 464287184     102      3,500 PRN        DEFINED     01                     3,500
MICROSOFT CORP                     COM       594918104     146      7,500  SH        DEFINED     01        7,500
NASDAQ OMX GROUP INC               COM       631103108     148      6,000  SH        DEFINED     01        6,000
OVERSEAS SHIPHOLDING GROUP I       COM       690368105      74      1,750  SH        DEFINED     01        1,750

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
STATE STR CORP                     COM       857477103     130      3,300  SH        DEFINED     01        3,300
THERMO FISHER SCIENTIFIC INC       COM       883556102     143      4,200  SH        DEFINED     01        4,200
VALERO ENERGY CORP NEW             COM       91913Y100     130      6,000  SH        DEFINED     01        6,000